Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Assets:
Cash and cash equivalents		₨ 7,107		$ 85	₨ 5,779
Other investments		75,422			56,678
Trade and other receivables		80,298			72,485
Derivative asset		169		2	1,232
Other assets	[1]	3,594			5,678
Total		166,590			141,852
Liabilities:
Trade and other payables		30,919		371	26,444
Derivative liabilities		468		6	137
Short-term borrowings		12,723		$ 153	7,390
Long-term borrowings		7,297			6,082
Other liabilities and provisions		30,575			26,210
Total		81,982			66,263
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		676			3,032
Other investments		415			6,263
Trade and other receivables		62,121			52,644
Other assets		272			1,922
Total		63,484			63,861
Liabilities:
Trade and other payables		14,114			13,073
Short-term borrowings		646
Long-term borrowings		1,466			1,557
Other liabilities and provisions		10,276			9,158
Total		26,502			23,788
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		336			2,613
Other investments		415			6,263
Trade and other receivables		60,435			51,106
Other assets		247			627
Total		61,433			60,609
Liabilities:
Trade and other payables		10,700			9,745
Short-term borrowings		0
Long-term borrowings		1,165			1,346
Other liabilities and provisions		9,334			8,433
Total		21,199			19,524
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		200			228
Other investments		0			0
Trade and other receivables		246			266
Other assets		5			31
Total		451			525
Liabilities:
Trade and other payables		2,614			2,496
Short-term borrowings		646
Long-term borrowings		207			90
Other liabilities and provisions		0			81
Total		3,467			2,667
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		70			60
Other investments		0			0
Trade and other receivables		1,161			978
Other assets		3			1,250
Total		1,234			2,288
Liabilities:
Trade and other payables		468			530
Short-term borrowings		0
Long-term borrowings		16			19
Other liabilities and provisions		549			104
Total		1,033			653
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		70	[2]		131	[3]
Other investments		0	[2]		0	[3]
Trade and other receivables		279	[2]		294	[3]
Other assets		17	[2]		14	[3]
Total		366	[2]		439	[3]
Liabilities:
Trade and other payables		332	[2]		302	[3]
Short-term borrowings	[2]	0
Long-term borrowings		78	[2]		102	[3]
Other liabilities and provisions		393	[2]		540	[3]
Total		₨ 803	[2]		₨ 944	[3]

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.20,598 and Rs.15,191 as of March 31, 2024 and 2023, respectively, are not included.
[2]	Others primarily consists of Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling and Japanese yen.
[3]	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.